Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) (Non Employee Director Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non Employee Director Restricted Equity Awards
Number of Shares
Beginning of year	93,254	92,957	94,106
Add (deduct):
Granted	90,649	93,254	92,957
Vested	(93,254)	(92,957)	(94,106)
Forfeited	(9,070)	0	0
End of year	81,579	93,254	92,957
Weighted Average Grant Date Fair Value
Beginning of year	$ 26.19	$ 21.41	$ 21.80
Granted	$ 25.44	$ 26.19	$ 21.41
Vested	$ 26.19	$ 21.41	$ 21.80
Forfeited	$ 25.36	$ 0	$ 0
End of year	$ 25.45	$ 26.19	$ 21.41